Earnings per share	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Earnings per share

24	Earnings per share

Basic and diluted

Basic earnings per share are calculated by dividing the equity attributable to owners by the weighted average number of outstanding common shares during the period. The Company does not have potentially dilutive common shares outstanding or debts convertible into common shares. Accordingly, basic and diluted earnings per share are equal.

	January to March 2024	January to March 2023

Profit attributable to the Company’s owners	823,295	747,212
Weighted average number of common shares issued	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	1.20451	1.09320